Product Revenue, Reserve and Allowance (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Summary of Activity in Product Revenue Reserve and Allowance

The following table summarizes the activity in the product revenue reserve and allowance during the six months ended June 30, 2022 and 2021 (in thousands):

	2022	2021
Balance at December 31,	$82	$14
Provision related to product sales	1,193	326
Credits and payments made	(1,154)	(324)
Balance at June 30,	$121	$16

Gelesis
Summary of Activity in Product Revenue Reserve and Allowance

Product Revenue Reserves
Balance at December 31, 2019	$—
Provision related to product sales	980
Credits and payments made	(966)
Balance at December 31, 2020	14
Provision related to product sales	522
Credits and payments made	(454)
Balance at December 31, 2021	$82